Long-Term Debt Capital Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2015
Capital lease obligation [Line Items]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule of future minimum lease payments under the capital leases with the present value of the net minimum lease payments as of December 31, 2015 (in thousands):

Amount
Year Ending:
2016	$5,717
2017	3,284
2018	2,348
2019	1,732
2020	204
Thereafter	21
Total minimum lease payments	13,306
Less: amount representing interest	1,426
Present value of net minimum lease payments(1)	$11,880

(1)	Reflected in the consolidated balance sheets as accrued expenses and other liabilities and other long-term liabilities of $5.0 million and $6.9 million, respectively.